Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning	₩ 818,491	₩ 729,489
Increase	641,580	321,630
Utilization	(299,160)	(197,700)
Reversal	(169,837)	(125,456)
Others	(24,832)	90,528
Ending	966,242	818,491
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning	123,669	73,478
Increase	106,855	122,714
Utilization	(109,835)	(86,084)
Reversal	(6,334)	(3,077)
Others	7,596	16,638
Ending	121,951	123,669
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning	170,428	142,233
Increase	86,691	53,203
Utilization	(23,916)	(22,858)
Reversal	(5,311)	(3,444)
Others	(795)	1,294
Ending	227,097	170,428
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning	84,484	111,150
Increase	30,894	26,407
Utilization	(16,444)	(37,087)
Reversal	(9,087)	(18,098)
Others	(2,397)	2,112
Ending	87,450	84,484
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning	87,303	89,168
Increase	67,501	23,559
Utilization	(6,525)	(13,411)
Reversal	(15,811)	(14,379)
Others	7,277	2,366
Ending	139,745	87,303
Others [member]
Disclosure of other provisions [line items]
Beginning	352,607	313,460
Increase	349,639	95,747
Utilization	(142,440)	(38,260)
Reversal	(133,294)	(86,458)
Others	(36,513)	68,118
Ending	₩ 389,999	₩ 352,607